Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year(1)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) 1(2) ($)	Compensation Actually Paid to PEO 1(3) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensation Actually Paid to PEO 2(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(6) ($)	Net Income(7) (Thousands) ($)
2024	1,584,176	745,181	—	—	576,350	433,200	33	(18,916)
2023	1,133,931	1,421,104	634,140	578,496	316,267	357,361	58	(69,045)
2022	1,639,908	(347,905)	—	—	586,033	278,524	22	(36,917)

(1)
We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, and as such, we are only required to include information for the past three fiscal years in this table.

(2)
The dollar amounts reported in column (b) for the fiscal year 2024 is the amount of total compensation reported for Dr. Birx (“PEO 1”). The dollar amounts reported in columns (b) and (d) for the fiscal year 2023 is the amounts of total compensation reported for Dr. Birx (our Chief Executive Officer since July 10, 2023) (“PEO 1”) and Dr. Varnum (our Chief Executive Officer until July 10, 2023) (“PEO 2”), respectively. The dollar amounts reported in columns (b) and (d) for the fiscal year 2022 are the amount of total compensation reported for Dr. Varnum (our Chief Executive Officer until July 10, 2023) (“PEO 1”). Refer to “Executive Compensation - Summary Compensation Table” above.

(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Dr. Birx and Dr. Varnum, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Birx and Dr. Varnum during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Dr. Birx’s and Dr. Varnum’s total compensation for each year to determine the compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

(4)
The dollar amounts reported in column (f) represent the average of the amounts reported for our Company’s named executive officers (other than Dr. Birx and Dr. Varnum) as a group (“NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Pierre Kyme, David House, Mina Pastagia, and Richard Rychlik; and (ii) for 2023, Richard Rychlik, Mina Pastagia and Erin Butler; (iii) for 2022, Mina Pastagia, Erin Butler and Steve Martin.
(5)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the average total compensation for the NEOs as a group for each year to determine the average compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period (December 31, 2021) by our Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022, 2023 or 2024.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable covered year.

Adjustments to Compensation Actually Paid
As noted above in footnotes 3 and 5 to the Pay versus Performance Table, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to (i) Dr. Birx and Dr. Varnum’s total compensation for each year, as applicable, to determine the compensation actually paid to each of them, and (ii) to the average total compensation for the NEOs as a group for each year to determine the average compensation actually paid to them. The methodology used to determine compensation actually paid is further described in footnotes (a), (b) and (c) below.
	FY 2022
Adjustments:	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,639,908	$586,033
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(904,908)	(163,386)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	297,600	53,733
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(1,194,828)	(156,767)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(185,677)	(41,089)
Total adjustments for stock and option awards	(1,987,813)	(307,508)
Compensation Actually Paid (as calculated)	$(347,905)	$278,524
	FY 2023
Adjustments:	PEO Birx	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,133,931	$634,140	$316,267
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(875,477)	—	(33,087)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	1,162,650	—	43,032
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	—	5,713	36,606
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year(b)	—	60,616	10,772
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(121,973)	(16,229)
Total adjustments for stock and option awards	287,173	(55,644)	41,094
Compensation Actually Paid (as calculated)	$1,421,104	$578,496	$357,361
	FY 2024
Adjustments:	PEO Birx	Other NEOs Average(b)
Total from Summary Compensation Table	$1,584,176	$576,350
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(828,248)	(137,225)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	430,358	45,033
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(386,807)	(7,275)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(54,299)	4,366
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(48,049)
Total adjustments for stock and option awards	(838,996)	(143,150)
Compensation Actually Paid (as calculated)	$745,181	$433,200

(a)
The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and/or “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(c)
For the NEOs as a group in each applicable year, all amounts shown represent averages.

Named Executive Officers, Footnote
(2)
The dollar amounts reported in column (b) for the fiscal year 2024 is the amount of total compensation reported for Dr. Birx (“PEO 1”). The dollar amounts reported in columns (b) and (d) for the fiscal year 2023 is the amounts of total compensation reported for Dr. Birx (our Chief Executive Officer since July 10, 2023) (“PEO 1”) and Dr. Varnum (our Chief Executive Officer until July 10, 2023) (“PEO 2”), respectively. The dollar amounts reported in columns (b) and (d) for the fiscal year 2022 are the amount of total compensation reported for Dr. Varnum (our Chief Executive Officer until July 10, 2023) (“PEO 1”). Refer to “Executive Compensation - Summary Compensation Table” above.
(4)
The dollar amounts reported in column (f) represent the average of the amounts reported for our Company’s named executive officers (other than Dr. Birx and Dr. Varnum) as a group (“NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Pierre Kyme, David House, Mina Pastagia, and Richard Rychlik; and (ii) for 2023, Richard Rychlik, Mina Pastagia and Erin Butler; (iii) for 2022, Mina Pastagia, Erin Butler and Steve Martin.

Adjustment To PEO Compensation, Footnote
	FY 2022
Adjustments:	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,639,908	$586,033
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(904,908)	(163,386)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	297,600	53,733
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(1,194,828)	(156,767)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(185,677)	(41,089)
Total adjustments for stock and option awards	(1,987,813)	(307,508)
Compensation Actually Paid (as calculated)	$(347,905)	$278,524
	FY 2023
Adjustments:	PEO Birx	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,133,931	$634,140	$316,267
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(875,477)	—	(33,087)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	1,162,650	—	43,032
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	—	5,713	36,606
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year(b)	—	60,616	10,772
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(121,973)	(16,229)
Total adjustments for stock and option awards	287,173	(55,644)	41,094
Compensation Actually Paid (as calculated)	$1,421,104	$578,496	$357,361
	FY 2024
Adjustments:	PEO Birx	Other NEOs Average(b)
Total from Summary Compensation Table	$1,584,176	$576,350
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(828,248)	(137,225)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	430,358	45,033
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(386,807)	(7,275)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(54,299)	4,366
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(48,049)
Total adjustments for stock and option awards	(838,996)	(143,150)
Compensation Actually Paid (as calculated)	$745,181	$433,200

(a)
The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and/or “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(c)
For the NEOs as a group in each applicable year, all amounts shown represent averages.

Non-PEO NEO Average Total Compensation Amount	$ 576,350	$ 316,267	$ 586,033
Non-PEO NEO Average Compensation Actually Paid Amount	$ 433,200	357,361	278,524
Adjustment to Non-PEO NEO Compensation Footnote
	FY 2022
Adjustments:	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,639,908	$586,033
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(904,908)	(163,386)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	297,600	53,733
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(1,194,828)	(156,767)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(185,677)	(41,089)
Total adjustments for stock and option awards	(1,987,813)	(307,508)
Compensation Actually Paid (as calculated)	$(347,905)	$278,524
	FY 2023
Adjustments:	PEO Birx	PEO Varnum	Other NEOs Average(c)
Total from Summary Compensation Table	$1,133,931	$634,140	$316,267
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(875,477)	—	(33,087)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	1,162,650	—	43,032
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	—	5,713	36,606
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year(b)	—	60,616	10,772
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(121,973)	(16,229)
Total adjustments for stock and option awards	287,173	(55,644)	41,094
Compensation Actually Paid (as calculated)	$1,421,104	$578,496	$357,361
	FY 2024
Adjustments:	PEO Birx	Other NEOs Average(b)
Total from Summary Compensation Table	$1,584,176	$576,350
Adjustments for stock and options awards
Deduct: SCT Amounts(a)	(828,248)	(137,225)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year(b)	430,358	45,033
Add (Deduct): Change in fair value of equity granted in prior year that is outstanding and unvested at the end of fiscal year(b)	(386,807)	(7,275)
Add (Deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year	(54,299)	4,366
(Deduct): The amount of fair value at the end of prior year for awards granted in prior years that forfeited during the fiscal year	—	(48,049)
Total adjustments for stock and option awards	(838,996)	(143,150)
Compensation Actually Paid (as calculated)	$745,181	$433,200

(a)
The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and/or “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(c)
For the NEOs as a group in each applicable year, all amounts shown represent averages.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 33	58	22
Net Income (Loss)	$ (18,916,000)	(69,045,000)	(36,917,000)
PEO Name	Dr. Birx
Dr. Birx [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,584,176	1,133,931
PEO Actually Paid Compensation Amount	745,181	1,421,104
Dr. Varnum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		634,140	1,639,908
PEO Actually Paid Compensation Amount		578,496	(347,905)
PEO | Dr. Birx [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(838,996)	287,173
PEO | Dr. Birx [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,248)	(875,477)
PEO | Dr. Birx [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,358	1,162,650
PEO | Dr. Birx [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,807)
PEO | Dr. Birx [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,299)
PEO | Dr. Birx [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dr. Varnum [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(55,644)	(1,987,813)
PEO | Dr. Varnum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(904,908)
PEO | Dr. Varnum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			297,600
PEO | Dr. Varnum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,713	(1,194,828)
PEO | Dr. Varnum [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,616	(185,677)
PEO | Dr. Varnum [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(121,973)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,150)	41,094	(307,508)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,225)	(33,087)	(163,386)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,033	43,032	53,733
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,275)	36,606	(156,767)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,366	10,772	$ (41,089)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,049)	$ (16,229)